Leases - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended
	Aug. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Apr. 30, 2025	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	May 31, 2023	Aug. 31, 2022
Lessee, Lease, Description [Line Items]
Right-of-use assets from operating leases		$ 45,076,987				$ 5,047,490
Operating lease liability		45,097,874
Aggregate future lease payments		51,041,703
Greece Office Leases
Lessee, Lease, Description [Line Items]
Operating leases, lease term								3 years
Singapore Office lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term				2 years
Hong Kong Office Lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term							3 years
Greece, Hong Kong and Singapore Office Leases
Lessee, Lease, Description [Line Items]
Right-of-use assets from operating leases		599,862	$ 405,999
Operating lease liability		$ 599,862	405,999
Dubai Office Lease
Lessee, Lease, Description [Line Items]
Operating leases, lease term		12 months							1 year
Lease payments		$ 22,151	27,363
Aggregate future lease payments		34,038
Charter-in Vessels
Lessee, Lease, Description [Line Items]
Operating leases, lease term	7 months				5 years					2 years
Vessel leases, option period	9 months
Operating leases, lease amount per day	$ 10,425
Right-of-use assets from operating leases		45,913,646
Operating lease liability		$ 45,913,646
Charter-out Vessels
Lessee, Lease, Description [Line Items]
Operating leases, lease term		12 months
Time charter revenue		$ 0	2,059,449
Charter-out Vessels 1
Lessee, Lease, Description [Line Items]
Operating leases, lease term										12 months
Time charter revenue		4,424,536	$ 6,552,000
Charter-out Vessels 2
Lessee, Lease, Description [Line Items]
Operating leases, lease term					5 years
Time charter revenue		2,373,047
Office Leases
Lessee, Lease, Description [Line Items]
Right-of-use assets from operating leases		$ 803,871				$ 412,828